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PowerShares Exchange-Traded Fund Trust
Wheaton Oaks Professional Building
855 West Prairie Avenue
Wheaton, Illinois  60187

September 8, 2004

VIA EDGAR

Securities and Exchange Commission
450 Street, N.W., Judiciary Plaza
Washington, D.C. 205549

       Re: PowerShares Exchange-Traded Fund Trust
        File numbers: 333-102228, 811-21265


Ladies and Gentlemen:

On behalf of the PowerShares Exchange-Traded Fund Trust ("Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that (i) the prospectus and statement of additional information contained in Pre-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A, filed on August 27, 2004, constituting the most recent amendment to this Registration Statement ("the Amendment"), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on August 27, 2004, accession number 0001047469-04-027480.

If you have any questions or comments regarding this filing, please call Stuart M. Strauss at (212) 878-4931.

                                         Very truly yours,

                                         PowerShares Exchange-Traded Fund Trust


                                         By: /s/ H. Bruce Bond
                                            ------------------------------
                                             H. Bruce Bond
                                             President